Note 15 - Income Tax - Provision for (Recovery of) Income Tax (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Current
Current income tax expense (recovery)	$ 82,952	$ 73,761
Deferred
Deferred income tax expense (recovery)	(12,828)	(17,444)
Total	70,124	56,317
Canada Revenue Agency [Member]
Current
Canada, current income tax expense (recovery)	16,161	9,494
Deferred
Canada, deferred income tax expense (recovery)	(764)	375
Internal Revenue Service (IRS) [Member]
Current
United States, current income tax expense (recovery)	66,791	64,267
Deferred
United States, deferred income tax expense (recovery)	$ (12,064)	$ (17,819)